FAIR VALUE DISCLOSURES, Significant Assumptions (Details) - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Assets [Abstract]
Equity securities at fair value		$ 393	$ 0
Trading securities		0	455
Securities available for sale		427,926	522,925
Loans held for sale		44,753	39,436	$ 35,946
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets [Abstract]
Equity securities at fair value		393
Trading securities			455
Securities available for sale		0	898
Derivatives		0	0
Liabilities [Abstract]
Derivatives		0	0
Significant Other Observable Inputs (Level 2) [Member]
Assets [Abstract]
Equity securities at fair value		0
Trading securities			0
Securities available for sale		427,926	522,027
Derivatives		5,155	3,080
Liabilities [Abstract]
Derivatives		2,326	1,292
Significant Unobservable Inputs (Level 3) [Member]
Assets [Abstract]
Equity securities at fair value		0
Trading securities			0
Securities available for sale		0	0
Derivatives		0	0
Liabilities [Abstract]
Derivatives		0	0
Recurring Basis [Member]
Assets [Abstract]
Equity securities at fair value		393
Trading securities			455
Loans held for sale		44,753	39,436
Capitalized mortgage loan servicing rights		21,400	15,699
Derivatives	[1]	5,155	3,080
Liabilities [Abstract]
Derivatives	[2]	2,326	1,292
Recurring Basis [Member] | U.S. Treasury [Member]
Assets [Abstract]
Securities available for sale			898
Recurring Basis [Member] | U.S. Agency [Member]
Assets [Abstract]
Securities available for sale		20,014	25,682
Recurring Basis [Member] | U.S. Agency Residential Mortgage-Backed [Member]
Assets [Abstract]
Securities available for sale		123,751	137,918
Recurring Basis [Member] | U.S. Agency Commercial Mortgage-Backed [Member]
Assets [Abstract]
Securities available for sale		5,726	9,760
Recurring Basis [Member] | Private Label Mortgage-Backed [Member]
Assets [Abstract]
Securities available for sale		29,419	29,109
Recurring Basis [Member] | Other Asset Backed [Member]
Assets [Abstract]
Securities available for sale		83,319	93,898
Recurring Basis [Member] | Obligations of States and Political Subdivisions [Member]
Assets [Abstract]
Securities available for sale		127,555	172,945
Recurring Basis [Member] | Corporate [Member]
Assets [Abstract]
Securities available for sale		34,309	47,853
Recurring Basis [Member] | Trust Preferred [Member]
Assets [Abstract]
Securities available for sale		1,819	2,802
Recurring Basis [Member] | Foreign Government [Member]
Assets [Abstract]
Securities available for sale		2,014	2,060
Recurring Basis [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets [Abstract]
Equity securities at fair value		393
Trading securities			455
Loans held for sale		0	0
Capitalized mortgage loan servicing rights		0	0
Derivatives	[1]	0	0
Liabilities [Abstract]
Derivatives	[2]	0	0
Recurring Basis [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | U.S. Treasury [Member]
Assets [Abstract]
Securities available for sale			898
Recurring Basis [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | U.S. Agency [Member]
Assets [Abstract]
Securities available for sale		0	0
Recurring Basis [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | U.S. Agency Residential Mortgage-Backed [Member]
Assets [Abstract]
Securities available for sale		0	0
Recurring Basis [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | U.S. Agency Commercial Mortgage-Backed [Member]
Assets [Abstract]
Securities available for sale		0	0
Recurring Basis [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Private Label Mortgage-Backed [Member]
Assets [Abstract]
Securities available for sale		0	0
Recurring Basis [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Other Asset Backed [Member]
Assets [Abstract]
Securities available for sale		0	0
Recurring Basis [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Obligations of States and Political Subdivisions [Member]
Assets [Abstract]
Securities available for sale		0	0
Recurring Basis [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Corporate [Member]
Assets [Abstract]
Securities available for sale		0	0
Recurring Basis [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Trust Preferred [Member]
Assets [Abstract]
Securities available for sale		0	0
Recurring Basis [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Foreign Government [Member]
Assets [Abstract]
Securities available for sale		0	0
Recurring Basis [Member] | Significant Other Observable Inputs (Level 2) [Member]
Assets [Abstract]
Equity securities at fair value		0
Trading securities			0
Loans held for sale		44,753	39,436
Capitalized mortgage loan servicing rights		0	0
Derivatives	[1]	5,155	3,080
Liabilities [Abstract]
Derivatives	[2]	2,326	1,292
Recurring Basis [Member] | Significant Other Observable Inputs (Level 2) [Member] | U.S. Treasury [Member]
Assets [Abstract]
Securities available for sale			0
Recurring Basis [Member] | Significant Other Observable Inputs (Level 2) [Member] | U.S. Agency [Member]
Assets [Abstract]
Securities available for sale		20,014	25,682
Recurring Basis [Member] | Significant Other Observable Inputs (Level 2) [Member] | U.S. Agency Residential Mortgage-Backed [Member]
Assets [Abstract]
Securities available for sale		123,751	137,918
Recurring Basis [Member] | Significant Other Observable Inputs (Level 2) [Member] | U.S. Agency Commercial Mortgage-Backed [Member]
Assets [Abstract]
Securities available for sale		5,726	9,760
Recurring Basis [Member] | Significant Other Observable Inputs (Level 2) [Member] | Private Label Mortgage-Backed [Member]
Assets [Abstract]
Securities available for sale		29,419	29,109
Recurring Basis [Member] | Significant Other Observable Inputs (Level 2) [Member] | Other Asset Backed [Member]
Assets [Abstract]
Securities available for sale		83,319	93,898
Recurring Basis [Member] | Significant Other Observable Inputs (Level 2) [Member] | Obligations of States and Political Subdivisions [Member]
Assets [Abstract]
Securities available for sale		127,555	172,945
Recurring Basis [Member] | Significant Other Observable Inputs (Level 2) [Member] | Corporate [Member]
Assets [Abstract]
Securities available for sale		34,309	47,853
Recurring Basis [Member] | Significant Other Observable Inputs (Level 2) [Member] | Trust Preferred [Member]
Assets [Abstract]
Securities available for sale		1,819	2,802
Recurring Basis [Member] | Significant Other Observable Inputs (Level 2) [Member] | Foreign Government [Member]
Assets [Abstract]
Securities available for sale		2,014	2,060
Recurring Basis [Member] | Significant Unobservable Inputs (Level 3) [Member]
Assets [Abstract]
Equity securities at fair value		0
Trading securities			0
Loans held for sale		0	0
Capitalized mortgage loan servicing rights		21,400	15,699
Derivatives	[1]	0	0
Liabilities [Abstract]
Derivatives	[2]	0	0
Recurring Basis [Member] | Significant Unobservable Inputs (Level 3) [Member] | U.S. Treasury [Member]
Assets [Abstract]
Securities available for sale			0
Recurring Basis [Member] | Significant Unobservable Inputs (Level 3) [Member] | U.S. Agency [Member]
Assets [Abstract]
Securities available for sale		0	0
Recurring Basis [Member] | Significant Unobservable Inputs (Level 3) [Member] | U.S. Agency Residential Mortgage-Backed [Member]
Assets [Abstract]
Securities available for sale		0	0
Recurring Basis [Member] | Significant Unobservable Inputs (Level 3) [Member] | U.S. Agency Commercial Mortgage-Backed [Member]
Assets [Abstract]
Securities available for sale		0	0
Recurring Basis [Member] | Significant Unobservable Inputs (Level 3) [Member] | Private Label Mortgage-Backed [Member]
Assets [Abstract]
Securities available for sale		0	0
Recurring Basis [Member] | Significant Unobservable Inputs (Level 3) [Member] | Other Asset Backed [Member]
Assets [Abstract]
Securities available for sale		0	0
Recurring Basis [Member] | Significant Unobservable Inputs (Level 3) [Member] | Obligations of States and Political Subdivisions [Member]
Assets [Abstract]
Securities available for sale		0	0
Recurring Basis [Member] | Significant Unobservable Inputs (Level 3) [Member] | Corporate [Member]
Assets [Abstract]
Securities available for sale		0	0
Recurring Basis [Member] | Significant Unobservable Inputs (Level 3) [Member] | Trust Preferred [Member]
Assets [Abstract]
Securities available for sale		0	0
Recurring Basis [Member] | Significant Unobservable Inputs (Level 3) [Member] | Foreign Government [Member]
Assets [Abstract]
Securities available for sale		0	0
Nonrecurring Basis [Member]
Assets [Abstract]
Loans held for sale		41,471
Nonrecurring Basis [Member] | Impaired Loans [Member]
Commercial [Abstract]
Income producing - real estate	[3]	217	274
Land, land development & construction - real estate	[3]	106	9
Commercial and industrial	[3]	2,243	1,051
Mortgage [Abstract]
1-4 family	[3]	333	339
Resort lending	[3]	572	207
Nonrecurring Basis [Member] | Other Real Estate [Member]
Mortgage [Abstract]
1-4 family	[4]	95	186
Resort lending	[4]		65
Home equity - 2nd lien	[4]	59
Nonrecurring Basis [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets [Abstract]
Loans held for sale		41,471
Nonrecurring Basis [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Impaired Loans [Member]
Commercial [Abstract]
Income producing - real estate	[3]	0	0
Land, land development & construction - real estate	[3]	0	0
Commercial and industrial	[3]	0	0
Mortgage [Abstract]
1-4 family	[3]	0	0
Resort lending	[3]	0	0
Nonrecurring Basis [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Other Real Estate [Member]
Mortgage [Abstract]
1-4 family	[4]	0	0
Resort lending	[4]		0
Home equity - 2nd lien	[4]	0
Nonrecurring Basis [Member] | Significant Other Observable Inputs (Level 2) [Member]
Assets [Abstract]
Loans held for sale		0
Nonrecurring Basis [Member] | Significant Other Observable Inputs (Level 2) [Member] | Impaired Loans [Member]
Commercial [Abstract]
Income producing - real estate	[3]	0	0
Land, land development & construction - real estate	[3]	0	0
Commercial and industrial	[3]	0	0
Mortgage [Abstract]
1-4 family	[3]	0	0
Resort lending	[3]	0	0
Nonrecurring Basis [Member] | Significant Other Observable Inputs (Level 2) [Member] | Other Real Estate [Member]
Mortgage [Abstract]
1-4 family	[4]	0	0
Resort lending	[4]		0
Home equity - 2nd lien	[4]	0
Nonrecurring Basis [Member] | Significant Unobservable Inputs (Level 3) [Member]
Assets [Abstract]
Loans held for sale		0
Nonrecurring Basis [Member] | Significant Unobservable Inputs (Level 3) [Member] | Impaired Loans [Member]
Commercial [Abstract]
Income producing - real estate	[3]	217	274
Land, land development & construction - real estate	[3]	106	9
Commercial and industrial	[3]	2,243	1,051
Mortgage [Abstract]
1-4 family	[3]	333	339
Resort lending	[3]	572	207
Nonrecurring Basis [Member] | Significant Unobservable Inputs (Level 3) [Member] | Other Real Estate [Member]
Mortgage [Abstract]
1-4 family	[4]	95	186
Resort lending	[4]		$ 65
Home equity - 2nd lien	[4]	$ 59

[1]	Included in accrued income and other assets.
[2]	Included in accrued expenses and other liabilities.
[3]	Only includes impaired loans with specific loss allocations based on collateral value.
[4]	Only includes other real estate with subsequent write downs to fair value.